Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Ability Inc.
Entity Central Index Key	0001652866
Trading Symbol	ABIL
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Ability Inc. (the “Company”) for the year ended December 31, 2018 filed with the Securities and Exchange Commission on April 24, 2019 (the “Original Filing”) is being filed to amend the Auditor Consent contained in Exhibit 15.1. This Amendment No. 1 also includes an updated signature page and the certifications of the Company’s Principal Executive Officer and Principal Financial Officer in Exhibits 12 and 13. No other changes have been made to the Original Filing. For the convenience of the reader, this Amendment No. 1 restates in its entirety the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing, does not reflect events that may have occurred subsequent to the filing date of the Original Filing, and does not modify or update in any way disclosures made in the Original Filing, except as noted above.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	6,304,677